COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancelable operating leases
2015	$1,809
2016	1,242
2017	482
2018	239
2019	69

$3,841